Consolidated Statements of Stockholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 211,042	$ 277,986,270	$ 28,508,349	$ (454,909)	$ 306,250,752
Balance (in Shares) at Dec. 31, 2010	21,104,214
Stock based compensation		4,071			4,071
Stock repurchase	(5,516)	(2,228,698)			(2,234,214)
Stock repurchase (in Shares)	(551,646)				551,646
Net income for the period			8,549,791		8,549,791
Other comprehensive income (loss)				527,627	527,627
Balance at Dec. 31, 2011	205,526	275,761,643	37,058,140	72,718	313,098,027
Balance (in Shares) at Dec. 31, 2011	20,552,568
Issuance of restricted shares and related stock based compensation	747	30,521			31,268
Issuance of restricted shares and related stock based compensation (in Shares)	74,761
Stock based compensation					31,268
Stock repurchase (in Shares)					0
Net income for the period			28,958,487		28,958,487
Other comprehensive income (loss)				(54,340)	(54,340)
Balance at Dec. 31, 2012	206,273	275,792,164	66,016,627	18,378	342,033,442
Balance (in Shares) at Dec. 31, 2012	20,627,329
Follow-on public offering net of issuance cost	115,000	109,004,029			109,119,029
Follow-on public offering net of issuance cost (in Shares)	11,500,000
Stock based compensation		292,628			292,628
Stock repurchase (in Shares)					0
Net income for the period			21,217,193		21,217,193
Other comprehensive income (loss)				(67,849)	(67,849)
Balance at Dec. 31, 2013	$ 321,273	$ 385,088,821	$ 87,233,820	$ (49,471)	$ 472,594,443
Balance (in Shares) at Dec. 31, 2013	32,127,329